UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2019

Item 1. Schedule of Investments.

	LHA Market State U.S. Tactical ETF
	Schedule of Investments
	March 31, 2019 (Unaudited)

Shares	Description	Value
	EXCHANGE-TRADED FUNDS - 79.4% (a)
93,078	VictoryShares US 500 Volatility Wtd ETF (b)	$4,674,378
	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,531,986)	4,674,378

	SHORT-TERM INVESTMENTS - 14.5%
	Money Market Funds - 14.5%
428,123	First American Government Obligations Fund, Class X 2.33% (c)	428,123
428,123	First American Treasury Obligations Fund, Class X 2.33% (c)	428,123
	TOTAL SHORT-TERM INVESTMENTS (Cost $856,246)	856,246

	TOTAL INVESTMENTS - 93.9% (Cost $5,388,232)	5,530,624
	Other Assets in Excess of Liabilities - 6.1%	356,849
	NET ASSETS - 100.0%	$5,887,473

Percentages are stated as a percentage of net assets.

(a)
To the extent that the Fund invests more heavily in underlying investment companies of certain sectors or strategies, its performance will be especially sensitive to developments that significantly affect those sectors or strategies.
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
Annualized seven-day yield as of March 31, 2019.

(b)
(c)

	SCHEDULE OF OPEN FUTURES CONTRACTS
	March 31, 2019 (Unaudited)
Number of Short Contracts	Description	Expiration Month	Notional Value	Unrealized Appreciation
(3)	S&P500 E-Mini Future	June 2019	$(425,670)	$124

Summary of Fair Value Disclosure at March 31, 2019 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

Assets ^	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$4,674,378	$-	$-	$4,674,378
Short-Term Investments	856,246	-	-	856,246
Total Investments in Securities	$5,530,624	$-	$-	$5,530,624

^ See Schedule of Investments for further disaggregation of investment categories.

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities (a)
Futures Contracts	$124	$-	$-	$124

(a) Other Financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are reflected at the unrealized appreciation.

For the period ended March 31, 2019, the Fund did not recognize any transfers into or out of Level 3.

Valuation Measurements (unaudited)
The Fund may invest in futures contracts to hedge or manage risks associated with the Fund’s securities investments or to gain exposure to certain asset classes or markets.  The Fund may purchase or sell futures contracts only if the Fund’s liabilities for the futures position are “covered” by an offsetting position in a futures contract or by the Fund segregating liquid assets equal to the Fund’s liabilities on the futures contract.  Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund on a daily basis. The Fund records an unrealized gain or loss by marking each futures contract to market.  A realized gain or loss is recorded when the contract is closed.  Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.  The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Statements of Assets and Liabilities.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position.  In the event of adverse price movements, the Fund may be required to make cash payments to maintain their required margin.  In such situations, if the Fund had insufficient cash, they might have to sell portfolio securities to meet margin requirements at a time when it would be disadvantageous to do so.  In addition, the Fund might be required to make delivery of the underlying instruments of futures contracts they hold. The inability to close positions in futures could also have an adverse impact on the Fund’s ability to hedge or manage risks effectively. The collateral held by the Fund is presented on the Statements of Assets and Liabilities under deposits with broker for futures contracts.

During the period, the Fund entered into futures to hedge various investments for risk management. Fair Values of Derivative Instruments in the Fund as of March 31, 2019:

Derivatives	Type of Derivative Risk	Asset Derivatives	Value
Futures Contracts	Equity Risk	Unrealized Appreciation on Future Contracts	$124

The average monthly value of short and long futures during the period ended March 31, 2019 were ($2,045,733) and $0, respectively.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Assistant Treasurer (acting principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and acting principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     ETF Series Solutions

By (Signature and Title)       /s/ Kristina R. Nelson
  Kristina R. Nelson, President (Principal Executive Officer)

Date          5/20/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Kristina R. Nelson
Kristina R. Nelson, President (Principal Executive Officer)

Date          5/20/19

By (Signature and Title)*        /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (Principal Financial Officer)

Date          5/20/19

* Print the name and title of each signing officer under his or her signature.